STATEMENTS OF CASH FLOWS (10K)	12 Months Ended
Dec. 31, 2014
STATEMENTS OF CASH FLOWS [Abstract]
STATEMENTS OF CASH FLOWS
NOTE 17.	STATEMENTS OF CASH FLOWS

Supplemental Disclosures

	2014	2013
Cash paid during the period for:
Interest	$7,016	$4,765
Income taxes	$499	$2,565

During 2014 we incurred capital expenditures of $2.0 million of which $300,000 was accrued for and included within accounts payable and accrued liabilities as of year-end.